Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000102880 [Member] | Enterprise Products Partners L P [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000102880 [Member] | Energy Transfer L P [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000102880 [Member] | ONEOK Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000102880 [Member] | Kinder Morgan Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000102880 [Member] | DT Midstream Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000102880 [Member] | Plains GP Holdings L P Class A [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000102880 [Member] | Morgan Stanley Institutional Liquidity Funds Treasury Portfolio Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000102880 [Member] | Sempra [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000102880 [Member] | MPLX L P [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000102880 [Member] | Targa Resources Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000102880 [Member] | Electric Power And Transmission [Member]
Holdings [Line Items]
Percent of Total Investments	27.50%
C000102880 [Member] | Natural Gas Transmission [Member]
Holdings [Line Items]
Percent of Total Investments	22.90%
C000102880 [Member] | Petroleum Product Transmission [Member]
Holdings [Line Items]
Percent of Total Investments	16.40%
C000102880 [Member] | Crude Oil Transmission [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
C000102880 [Member] | Nat Gas Gathering And Processing [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%
C000102880 [Member] | Oil And Gas Production [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000102880 [Member] | Marine [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000102880 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000102880 [Member] | Propane [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000102880 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000105232 [Member] | NR [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%	[1]
C000105232 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%	[1]
C000105232 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%	[1]
C000105232 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	16.80%	[1]
C000105232 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	64.80%	[1]
C000105232 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%	[1]
C000105232 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	30.70%
C000105232 [Member] | Software [Member]
Holdings [Line Items]
Percent of Total Investments	17.60%
C000105232 [Member] | Insurance [Member]
Holdings [Line Items]
Percent of Total Investments	13.20%
C000105232 [Member] | Hotels Restaurants And Leisure [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000105232 [Member] | Health Care Technology [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000105232 [Member] | IT Services [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000105232 [Member] | Professional Services [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000105232 [Member] | Containers And Packaging [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000105232 [Member] | Health Care Providers And Services [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000105232 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000121641 [Member] | NR [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[2]
C000121641 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%	[2]
C000121641 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	28.70%	[2]
C000121641 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	34.80%	[2]
C000121641 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%	[2]
C000121641 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%	[2]
C000121641 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	33.80%
C000121641 [Member] | Software [Member]
Holdings [Line Items]
Percent of Total Investments	15.10%
C000121641 [Member] | Insurance [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%
C000121641 [Member] | Hotels Restaurants And Leisure [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000121641 [Member] | IT Services [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000121641 [Member] | Containers And Packaging [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000121641 [Member] | Health Care Providers And Services [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000121641 [Member] | Media [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000121641 [Member] | Commercial Services And Supplies [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000121641 [Member] | Food Products [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000121641 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[2]
C000142755 [Member] | FMC Corp 5 44 11 01 24 [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000142755 [Member] | Targa Resources Corp 5 03 11 01 24 [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000142755 [Member] | Jabil Inc 5 30 11 01 24 [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000142755 [Member] | AutoNation Inc 5 29 11 01 24 [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000142755 [Member] | T Mobile U S Trust Series 2022 1A Class A 4 91 05 22 28 [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000142755 [Member] | U S Treasury Note 4 63 02 28 25 [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000142755 [Member] | Verizon Master Trust Series 2022 7 Class A1A 5 23 11 22 27 [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000142755 [Member] | Verizon Master Trust Series 2023 2 Class A 4 89 04 13 28 [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000142755 [Member] | Plains All American Pipeline L P PAA Finance Corp 3 60 11 01 24 [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000142755 [Member] | Williams Cos The Inc 4 00 09 15 25 [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000142755 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	31.70%	[3]
C000142755 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	14.80%	[3]
C000142755 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	13.20%	[3]
C000142755 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%	[3]
C000142755 [Member] | A 1 short term [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%	[3]
C000142755 [Member] | A 2 short term [Member]
Holdings [Line Items]
Percent of Total Investments	16.80%	[3]
C000142755 [Member] | A 3 short term [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[3]
C000142755 [Member] | Government And Agency [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[3]
C000144296 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000144296 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000144296 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000144296 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000144500 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000144500 [Member] | NR [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[4]
C000144500 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%	[4]
C000144500 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[4]
C000144500 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[4]
C000144500 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[4]
C000144500 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%	[4]
C000144500 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[4]
C000144500 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000144500 [Member] | Government And Agency [Member]
Holdings [Line Items]
Percent of Total Investments	79.40%	[4]
C000144500 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000144500 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(8.60%)	[5]
C000144500 [Member] | U S Government Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	81.60%
C000144500 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000144500 [Member] | U S Government Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000144500 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000144500 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000144500 [Member] | US Government Agency Mortgage Backed Securities Sold Short [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000144500 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000144500 [Member] | Short Government And Agency [Member]
Holdings [Line Items]
Percent of Total Investments	(0.40%)	[4]
C000159952 [Member] | NextEra Energy Capital Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000159952 [Member] | Apollo Global Management Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000159952 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000159952 [Member] | MicroStrategy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000159952 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000159952 [Member] | Uber Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000159952 [Member] | Morgan Stanley Finance LLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000159952 [Member] | Seagate HDD Cayman [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000159952 [Member] | Palo Alto Networks Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000159952 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000159952 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000159952 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	27.90%
C000159952 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%
C000159952 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%
C000159952 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%
C000159952 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000159952 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000159952 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000159952 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000159952 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000207230 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000207230 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[6]
C000207230 [Member] | Exchange Traded Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[6]
C000207230 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000207230 [Member] | Government And Agency [Member]
Holdings [Line Items]
Percent of Total Investments	98.20%	[6]
C000207230 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000207230 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.30%)	[7]
C000207230 [Member] | U S Government Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	78.00%
C000207230 [Member] | U S Government Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000207230 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000207230 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000207230 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000213865 [Member] | DT Midstream Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000213865 [Member] | Morgan Stanley Institutional Liquidity Funds Treasury Portfolio Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000213865 [Member] | Sempra [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000213865 [Member] | Targa Resources Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000213865 [Member] | Atmos Energy Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000213865 [Member] | American Electric Power Co Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000213865 [Member] | Xcel Energy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000213865 [Member] | PPL Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000213865 [Member] | Williams The Cos Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000213865 [Member] | WEC Energy Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000213865 [Member] | Electric Power And Transmission [Member]
Holdings [Line Items]
Percent of Total Investments	52.00%
C000213865 [Member] | Natural Gas Transmission [Member]
Holdings [Line Items]
Percent of Total Investments	25.80%
C000213865 [Member] | Petroleum Product Transmission [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000213865 [Member] | Nat Gas Gathering And Processing [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000213865 [Member] | Marine [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000213865 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000213865 [Member] | Propane [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000213865 [Member] | Gas Production [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000213865 [Member] | Coal [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000213865 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000225182 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000225182 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000225182 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000225182 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%
C000225182 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%
C000225182 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.00%
C000225182 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000225182 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000225182 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%
C000225182 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	24.10%
C000225182 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000225182 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000225182 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000225182 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000225182 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.20%
C000229146 [Member] | FMC Corp 5 44 11 01 24 [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000229146 [Member] | Jabil Inc 5 30 11 01 24 [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000229146 [Member] | MSCI Inc 4 00 11 15 29 [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000229146 [Member] | Open Text Corp 6 90 12 01 27 [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000229146 [Member] | United Rentals North America Inc 6 00 12 15 29 [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000229146 [Member] | Crowdstrike Holdings Inc 3 00 02 15 29 [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000229146 [Member] | Smurfit Kappa Treasury ULC 5 20 01 15 30 [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000229146 [Member] | Energy Transfer L P 5 03 11 01 24 [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000229146 [Member] | Berry Global Inc 5 50 04 15 28 [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000229146 [Member] | IQVIA Inc 5 70 05 15 28 [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000229146 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	51.20%	[8]
C000229146 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%	[8]
C000229146 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[8]
C000229146 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	28.00%	[8]
C000229146 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%	[8]
C000229146 [Member] | A 2 short term [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[8]
C000229146 [Member] | A 3 short term [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[8]
C000237940 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000237940 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.30%
C000237940 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000237940 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000237940 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	40.90%
C000237940 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
C000237940 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000237940 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000237940 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000237940 [Member] | Money Market Funds Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000237940 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000237940 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000237940 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000237940 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000238479 [Member] | Enterprise Products Partners L P [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000238479 [Member] | Energy Transfer L P [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000238479 [Member] | ONEOK Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000238479 [Member] | Kinder Morgan Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000238479 [Member] | Plains GP Holdings L P Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000238479 [Member] | MPLX L P [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000238479 [Member] | Shell PLC ADR [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000238479 [Member] | TotalEnergies SE ADR [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000238479 [Member] | Imperial Oil Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000238479 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000238479 [Member] | Electric Power And Transmission [Member]
Holdings [Line Items]
Percent of Total Investments	15.80%
C000238479 [Member] | Natural Gas Transmission [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%
C000238479 [Member] | Petroleum Product Transmission [Member]
Holdings [Line Items]
Percent of Total Investments	15.60%
C000238479 [Member] | Crude Oil Transmission [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000238479 [Member] | Nat Gas Gathering And Processing [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000238479 [Member] | Oil And Gas Production [Member]
Holdings [Line Items]
Percent of Total Investments	21.80%
C000238479 [Member] | Marine [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000238479 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%
C000238479 [Member] | Coal [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000238479 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000241798 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000241798 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000241798 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000241798 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000241798 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000241798 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000241798 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000241798 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000241798 [Member] | Money Market Funds Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000241798 [Member] | US Treasury Bill Securities sector [Member]
Holdings [Line Items]
Percent of Total Investments	61.30%
C000241798 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000241798 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000241798 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000241798 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(32.00%)
C000241798 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.70%
C000241798 [Member] | US Treasury Bill Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	79.40%
C000243637 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000243637 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[9]
C000243637 [Member] | Exchange Traded Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[9]
C000243637 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000243637 [Member] | Government And Agency [Member]
Holdings [Line Items]
Percent of Total Investments	98.40%	[9]
C000243637 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000243637 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(9.80%)	[10]
C000243637 [Member] | U S Government Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.50%
C000243637 [Member] | U S Government Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000243637 [Member] | US Government Agency Mortgage Backed Securities Sold Short [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000243637 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000243637 [Member] | Short Government And Agency [Member]
Holdings [Line Items]
Percent of Total Investments	(0.60%)	[9]
C000243955 [Member] | Alcon Finance Corp 5 38 12 06 32 [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000243955 [Member] | Bank of America Corp 4 57 04 27 33 [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000243955 [Member] | MSCI Inc 3 88 02 15 31 [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000243955 [Member] | Brown And Brown Inc 5 65 06 11 34 [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000243955 [Member] | Willis North America Inc 5 35 05 15 33 [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000243955 [Member] | CoStar Group Inc 2 80 07 15 30 [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000243955 [Member] | CCL Industries Inc 3 05 06 01 30 [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000243955 [Member] | JPMorgan Chase And Co 4 91 07 25 33 [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000243955 [Member] | Icon Investments Six Designated Activity Co 6 00 05 08 34 [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000243955 [Member] | Cadence Design Systems Inc 4 70 09 10 34 [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000243955 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	60.60%	[11]
C000243955 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%	[11]
C000243955 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[11]
C000243955 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	23.00%	[11]
C000243955 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%	[11]
C000243955 [Member] | A 2 short term [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[11]
C000243955 [Member] | A 3 short term [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[11]
C000243959 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000243959 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000243959 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.90%
C000243959 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	33.40%
C000243959 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	24.40%
C000243959 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000243959 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000243959 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000243959 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000243959 [Member] | Money Market Funds Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000243959 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000243959 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000243959 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000243959 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000243963 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000243963 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	82.40%
C000243963 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000243963 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000243963 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.80%
C000243963 [Member] | Money Market Funds Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000243963 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000243963 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000243963 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000243963 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000248088 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000248088 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	36.20%
C000248088 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.80%
C000248088 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000248088 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000248088 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000248088 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	31.10%
C000248088 [Member] | Money Market Funds Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000248088 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000248088 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000248088 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000248088 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%

[1]	The ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. “NR” indicates no rating. The credit ratings shown relate to the credit worthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
[2]	The ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. “NR” indicates no rating. The credit ratings shown relate to the credit worthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
[3]	The ratings are by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. Ratings are measured highest to lowest on a scale that generally ranges from AAA to D for long-term ratings and A-1 to C for short-term ratings. Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher or a short-term credit rating of A-3 or higher. “NR” indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. U.S. Treasury, U.S. Agency and U.S. Agency mortgage-backed securities appear under “Government & Agency.” Credit ratings are subject to change.
[4]	The ratings are by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, DBRS, Inc., Kroll Bond Rating Agency, Inc. or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. A credit rating is an assessment provided by a NRSRO, of the creditworthiness of an issuer with respect to debt obligations. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. “NR” indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the fund, and not to the fund or its shares. U.S. Agency, U.S. Agency mortgage-backed, and U.S. Treasury securities appear under “Government & Agency.” Credit ratings are subject to change.
[5]	Includes variation margin on futures contracts.
[6]	The ratings are by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, DBRS, Inc., Kroll Bond Rating Agency, Inc. or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. A credit rating is an assessment provided by a NRSRO, of the creditworthiness of an issuer with respect to debt obligations. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. “NR” indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the fund, and not to the fund or its shares. U.S. Agency, U.S. Agency mortgage-backed, and U.S. Treasury securities appear under “Government & Agency.” Credit ratings are subject to change.
[7]	Includes variation margin on futures contracts.
[8]	The ratings are by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest ratings are used. Ratings are measured highest to lowest on a scale that generally ranges from AAA to D for long-term ratings and A-1 to C for short-term ratings. Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher or a short-term credit rating of A-3 or higher. “NR” indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
[9]	The ratings are by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, DBRS, Inc., Kroll Bond Rating Agency, Inc. or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. A credit rating is an assessment provided by a NRSRO, of the creditworthiness of an issuer with respect to debt obligations. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. “NR” indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the fund, and not to the fund or its shares. U.S. Agency, U.S. Agency mortgage-backed, and U.S. Treasury securities appear under “Government & Agency.” Credit ratings are subject to change.
[10]	Includes variation margin on futures contracts.
[11]	The ratings are by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest ratings are used. Ratings are measured highest to lowest on a scale that generally ranges from AAA to D for long-term ratings and A-1 to C for short-term ratings. Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher or a short-term credit rating of A-3 or higher. “NR” indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.